Revenues	6 Months Ended
Jun. 30, 2025
Revenues [Abstract]
REVENUES

8. REVENUES

	Six Months Ended June 30,
	2024	2025
	RMB	RMB	USD
Vocational education services	32,875	17,235	2,406
Employee management services	683,138	847,790	118,346
HR recruitment services	12,243	9,123	1,274
Market Services	57,812	39,185	5,470
Total	786,068	913,333	127,496